Nuveen Floating Rate Income Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
LONG-TERM INVESTMENTS - 97.4%
X
1,774,806,040 VARIABLE RATE SENIOR LOAN INTERESTS - 81.4% (2)
X 1,774,806,040
Aerospace & Defense - 0.3%
$ 2,140 TransDigm, Inc., Term Loan E 5.924% 3-Month LIBOR 2.250% 5/30/25 Ba3 $ 2,114,898
3,932 TransDigm, Inc., Term Loan F 5.924% 3-Month LIBOR 2.250% 12/09/25 Ba3 3,881,730
6,072 Total Aerospace & Defense 5,996,628
Airlines - 2.7%
4,278 AAdvantage Loyalty IP Ltd.,
Term Loan
8.993% 3-Month LIBOR 4.750% 4/20/28 Ba2 4,258,958
10,883 Air Canada, Term Loan B 8.130% 3-Month LIBOR 3.500% 8/11/28 Ba2 10,776,618
7,663 American Airlines, Inc., Term
Loan
5.800% 1-Month LIBOR 2.000% 12/14/23 Ba3 7,636,330
1,979 American Airlines, Inc., Term
Loan B
5.794% 1-Month LIBOR 1.750% 6/27/25 Ba3 1,895,139
15,527 Kestrel Bidco Inc., Term Loan
B
6.939% 1-Month LIBOR 3.000% 12/11/26 BB- 13,991,850
8,347 Mileage Plus Holdings LLC,
Term Loan B, (DD1)
8.777% 3-Month LIBOR 5.250% 6/20/27 Baa3 8,597,668
3,385 SkyMiles IP Ltd., Term Loan
B, (DD1)
7.993% 3-Month LIBOR 3.750% 10/20/27 Baa1 3,438,111
8,168 United Airlines, Inc., Term
Loan B
8.108% 3-Month LIBOR 3.750% 4/21/28 Ba1 8,089,611
60,230 Total Airlines 58,684,285
Auto Components - 1.0%
6,172 Adient US LLC, Term Loan B 7.321% 1-Month LIBOR 3.250% 4/08/28 BB+ 6,107,373
11,863 Clarios Global LP, Term Loan
B
7.321% 1-Month LIBOR 3.250% 4/30/26 B1 11,706,056
3,423 DexKo Global Inc., Term
Loan B
7.816% 1+3 Month
LIBOR
3.750% 10/04/28 B1 3,109,511
21,458 Total Auto Components 20,922,940
Beverages - 1.2%
1,546 City Brewing Company, LLC,
Term Loan
7.379% 1-Month LIBOR 3.500% 4/05/28 B- 973,564
8,678 Naked Juice LLC, Term Loan 6.903% SOFR90A 3.250% 1/20/29 Ba3 8,194,177
1,040 Naked Juice LLC, Term Loan,
Second Lien
9.653% 3-Month LIBOR 6.000% 1/20/30 B3 923,816
7,750 Sunshine Investments B.V.,
Term Loan
8.515% CME Term
SOFR 3 Month
4.250% 5/05/29 B+ 7,614,375
8,099 Triton Water Holdings, Inc,
Term Loan
7.174% 3-Month LIBOR 3.500% 3/31/28 B1 7,509,219
27,113 Total Beverages 25,215,151

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Biotechnology - 0.3%
$ 6,800 Grifols Worldwide
Operations USA, Inc., Term
Loan B
6.071% 1-Month LIBOR 2.000% 11/15/27 BB+ $ 6,601,678
Building Products - 0.4%
5,920 Chamberlain Group Inc, Term
Loan B
7.571% 1-Month LIBOR 3.500% 10/22/28 B 5,562,223
615 Cornerstone Building Brands,
Inc., Term Loan B
7.123% 1-Month LIBOR 3.250% 4/12/28 B 550,466
772 Griffon Corporation, Term
Loan B
7.829% SOFR90A +
Prime
1.500% 1/19/29 BB 760,057
657 Quikrete Holdings, Inc., Term
Loan, First Lien
6.696% 1-Month LIBOR 2.625% 1/31/27 Ba2 646,448
2,420 Standard Industries Inc., Term
Loan B
6.425% 6-Month LIBOR 2.250% 9/22/28 BBB- 2,397,215
10,384 Total Building Products 9,916,409
Capital Markets - 0.3%
3,742 Astra Acquisition Corp., Term
Loan, First Lien
9.321% 1-Month LIBOR 5.250% 10/22/28 BB- 3,399,285
1,500 AVSC Holding Corp., Term
Loan B3, (cash 5.000%, PIK
10.000%)
15.000% N/A N/A 12/04/26 CCC+ 1,531,883
1,882 Motion Finco LLC, (WI/DD) TBD TBD TBD TBD B 1,816,575
7,124 Total Capital Markets 6,747,743
Chemicals - 0.7%
1,644 ASP Unifrax Holdings Inc,
Term Loan B
7.424% 3-Month LIBOR 3.750% 12/12/25 BB 1,504,524
3,595 Diamond (BC) B.V., Term
Loan B
6.997% 1+3 Month
LIBOR
2.750% 9/29/28 Ba3 3,481,202
3,900 Discovery Purchaser
Corporation, Term Loan
7.967% SOFR90A 4.375% 8/03/29 B- 3,573,375
824 INEOS Styrolution US
Holding LLC, Term Loan B
6.821% 1-Month LIBOR 2.750% 1/29/26 BB+ 813,151
1,244 Kraton Corporation, Term
Loan
6.718% SOFR90A 3.250% 3/15/29 BB 1,233,514
3,839 Trinseo Materials Operating
S.C.A., Term Loan, (DD1)
6.071% 1-Month LIBOR 2.000% 9/09/24 Ba2 3,717,064
15,046 Total Chemicals 14,322,830
Commercial Services & Supplies - 2.9%
3,391 Amentum Government
Services Holdings LLC, Term
Loan
7.206% SOFR90A 4.000% 2/07/29 B1 3,347,004
590 Anticimex International AB,
Term Loan
8.735% 3-Month LIBOR 4.000% 11/16/28 B 575,750
2,183 Anticimex International AB,
Term Loan B1
8.235% 3-Month LIBOR 3.500% 11/16/28 B 2,123,454
3,194 Covanta Holding
Corporation, Term Loan B,
(DD1)
6.571% 1-Month LIBOR 2.500% 11/30/28 Ba1 3,135,472
241 Covanta Holding
Corporation, Term Loan C,
(DD1)
6.571% 1-Month LIBOR 2.500% 11/30/28 Ba1 236,399
4,929 Garda World Security
Corporation, Term Loan B
8.930% 3-Month LIBOR 4.250% 10/30/26 BB+ 4,748,119
19,872 GFL Environmental Inc., Term
Loan, (DD1)
7.415% 3-Month LIBOR 3.000% 5/30/25 BB- 19,869,125

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Commercial Services & Supplies (continued)
$ 2,475 Herman Miller, Inc, Term
Loan B
6.063% 1-Month LIBOR 2.000% 7/19/28 BB+ $ 2,394,562
8,749 Intrado Corporation, Term
Loan, (DD1)
8.415% 3-Month LIBOR 4.000% 10/10/24 B2 8,072,676
13,409 Prime Security Services
Borrower, LLC, Term Loan
6.505% 3-Month LIBOR 2.750% 9/23/26 BB- 13,240,572
3,951 West Corporation, Term Loan
B1, (DD1)
7.915% 3-Month LIBOR 3.500% 10/10/24 B2 3,642,870
1,072 WIN Waste Innovations
Holdings, Inc., Term Loan B
6.424% 3-Month LIBOR 2.750% 3/25/28 B+ 1,052,521
64,056 Total Commercial Services & Supplies 62,438,524
Communications Equipment - 1.4%
2,335 Avaya, Inc., Term Loan B 8.123% 1-Month LIBOR 4.250% 12/15/27 Caa2 1,120,800
4,569 CommScope, Inc., Term Loan
B, (DD1)
7.321% 1-Month LIBOR 3.250% 4/04/26 B1 4,405,459
650 Delta TopCo, Inc., Term Loan,
Second Lien
10.332% 3-Month LIBOR 7.250% 12/01/28 CCC 561,035
2,075 EOS Finco Sarl, Term Loan 9.612% TSFR1M 6.000% 8/03/29 B2 2,015,344
14,878 Maxar Technologies Ltd.,
Term Loan B
8.436% SOFR30A 4.350% 6/09/29 B+ 14,351,190
3,527 MLN US HoldCo LLC, Term
Loan
11.154% CME Term
SOFR 3 Month
6.700% 10/18/27 CCC+ 2,927,070
6,068 MLN US HoldCo LLC, Term
Loan, First Lien
8.252% 3-Month LIBOR 4.500% 11/30/25 CCC- 2,147,980
3,284 Riverbed Technology, Inc.,
Exit Term Loan, (DD1) , (cash
7.000%, PIK 2.000%)
5.411% 3-Month LIBOR 6.000% 12/07/26 Caa1 1,388,843
1,621 ViaSat, Inc., Term Loan 8.701% SOFR30A 4.500% 3/04/29 BB+ 1,583,121
39,007 Total Communications Equipment 30,500,842
Construction & Engineering - 0.1%
243 Aegion Corporation, Term
Loan
8.821% 1-Month LIBOR 4.750% 5/17/28 B 226,916
2,444 Centuri Group, Inc, Term
Loan B
8.625% 1+3 Month
LIBOR + Prime
2.500% 8/27/28 Ba2 2,362,148
2,687 Total Construction & Engineering 2,589,064
Consumer Finance - 0.1%
1,559 Fleetcor Technologies
Operating Company, LLC,
Term Loan B4
5.821% 1-Month LIBOR 1.750% 4/30/28 BB+ 1,539,159
Containers & Packaging - 1.0%
6,530 Berry Global, Inc., Term Loan
Z
5.629% 3-Month LIBOR 1.750% 7/01/26 BBB- 6,459,268
1,421 Clydesdale Acquisition
Holdings Inc, Term Loan B
8.361% SOFR30A 4.175% 3/30/29 B 1,375,357
5,449 Klockner-Pentaplast of
America, Inc., Term Loan B
8.259% 6-Month LIBOR 4.750% 2/09/26 B 4,880,534
1,799 Reynolds Group Holdings
Inc. , Term Loan B
7.571% 1-Month LIBOR 3.500% 9/24/28 B+ 1,778,046
4,990 Reynolds Group Holdings
Inc. , Term Loan B2, (DD1)
7.321% 1-Month LIBOR 3.250% 2/05/26 B+ 4,930,157
1,574 TricorBraun Holdings, Inc.,
Term Loan
7.321% 1-Month LIBOR 3.250% 3/03/28 B2 1,505,690
21,763 Total Containers & Packaging 20,929,052

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Diversified Consumer Services - 0.2%
$ 3,952 Spin Holdco Inc., Term Loan 7.144% 3-Month LIBOR 4.000% 3/04/28 B- $ 3,549,635
Diversified Financial Services - 0.4%
1,196 Avaya, Inc., Term Loan B2 7.873% 1-Month LIBOR 4.000% 12/15/27 Caa2 574,204
904 Avolon TLB Borrower 1 (US)
LLC, Term Loan B3
5.689% 1-Month LIBOR 1.750% 1/15/25 Baa2 891,535
666 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
5.439% 1-Month LIBOR 1.500% 2/12/27 Baa2 655,335
2,071 Ditech Holding Corporation,
Term Loan
0.000% N/A N/A 12/19/22 N/R 258,818
5,649 Trans Union, LLC, Term Loan
B6, (DD1)
6.321% 1-Month LIBOR 2.250% 12/01/28 BBB- 5,563,630
10,486 Total Diversified Financial Services 7,943,522
Diversified Telecommunication Services - 2.7%
1,696 Altice France S.A., Term Loan
B12
7.767% 3-Month LIBOR 3.688% 1/31/26 B 1,629,875
9,646 Altice France S.A., Term Loan
B13
8.650% 3-Month LIBOR 4.000% 8/14/26 B 9,340,356
1,494 Cablevision Lightpath LLC,
Term Loan B
7.123% 1-Month LIBOR 3.250% 12/01/27 B+ 1,464,050
514 CenturyLink, Inc., Term Loan
B
6.321% 1-Month LIBOR 2.250% 3/15/27 BB+ 488,357
8,712 Cincinnati Bell, Inc., Term
Loan B2
7.336% SOFR30A 3.250% 11/23/28 B+ 8,567,706
608 Connect Finco Sarl, Term
Loan B
7.571% 1-Month LIBOR 3.500% 12/12/26 B+ 601,054
13,873 Cyxtera DC Holdings, Inc.,
Term Loan B, (DD1)
7.360% 3-Month LIBOR 3.000% 5/01/24 B 12,295,906
9,302 Dawn Acquisition LLC, Term
Loan
7.424% 3-Month LIBOR 3.750% 12/31/25 B- 6,345,905
2,717 Eagle Broadband
Investments LLC, Term Loan
6.688% 3-Month LIBOR 3.000% 11/12/27 B+ 2,623,473
16,588 Frontier Communications
Corp., Term Loan B
7.438% 3-Month LIBOR 3.750% 10/08/27 BB+ 15,968,339
65,150 Total Diversified Telecommunication Services 59,325,021
Electric Utilities - 0.6%
853 ExGen Renewables IV, LLC,
Term Loan
7.240% 3-Month LIBOR 2.500% 12/15/27 BB- 846,710
2,714 Pacific Gas & Electric
Company, Term Loan
7.125% 1-Month LIBOR 3.000% 6/23/25 BB 2,679,055
9,834 Talen Energy Supply, LLC,
Term Loan B, (DD1)(5)
7.821% 1-Month LIBOR 3.750% 7/08/26 N/R 9,956,925
13,401 Total Electric Utilities 13,482,690
Electrical Equipment - 0.0%
1,024 Vertiv Group Corporation,
Term Loan B
6.555% 1-Month LIBOR 2.750% 3/02/27 BB- 1,001,065
Electronic Equipment, Instruments & Components - 0.6%
5,000 II-VI Incorporated, Term Loan
B
6.586% 1-Month LIBOR 2.750% 7/01/29 BBB- 4,964,075
8,058 Ingram Micro Inc., Term Loan
B
7.174% 3-Month LIBOR 3.500% 7/02/28 BB+ 7,965,699
13,058 Total Electronic Equipment, Instruments & Components 12,929,774

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Entertainment - 0.6%
$ 12,587 AMC Entertainment
Holdings, Inc. , Term Loan B
6.859% 1-Month LIBOR 3.000% 4/22/26 B- $ 7,072,406
5,123 Crown Finance US, Inc., Term
Loan(5)
0.000% 12-Month
LIBOR
0.000% 2/28/25 D 1,143,502
2,325 Crown Finance US, Inc., Term
Loan(5)
0.000% 12-Month
LIBOR
0.000% 9/20/26 D 512,614
169 Crown Finance US, Inc., Term
Loan B1
13.178% 6-Month LIBOR 8.250% 5/23/24 D 182,464
409 Diamond Sports Group, LLC,
Term Loan
11.894% SOFR30A 8.100% 5/19/26 B2 389,007
870 Diamond Sports Group, LLC,
Term Loan, Second Lien
7.144% SOFR30A 3.250% 8/24/26 Caa2 142,962
1,206 Lions Gate Capital Holdings
LLC, Term Loan B
6.279% 1-Month LIBOR 2.250% 3/24/25 Ba2 1,164,563
1,029 Playtika Holding Corp, Term
Loan
6.821% 1-Month LIBOR 2.750% 3/11/28 BB+ 1,005,522
2,574 Univision Communications
Inc., Term Loan C5
6.821% 1-Month LIBOR 2.750% 3/15/24 B+ 2,575,312
26,292 Total Entertainment 14,188,352
Food & Staples Retailing - 1.1%
9,551 US Foods, Inc., 6.071% 1-Month LIBOR 2.000% 9/13/26 BB 9,445,005
15,526 US Foods, Inc., Term Loan B 6.821% 1-Month LIBOR 2.750% 11/22/28 BB 15,452,384
25,077 Total Food & Staples Retailing 24,897,389
Food Products - 0.4%
3,893 CHG PPC Parent LLC, Term
Loan
7.125% 1-Month LIBOR 3.000% 12/08/28 B1 3,756,679
119 H Food Holdings LLC, Term
Loan B3
9.071% 1-Month LIBOR 5.000% 5/31/25 B2 104,643
4,370 Sycamore Buyer LLC, Term
Loan B
6.315% CME Term
SOFR 1 Month
2.250% 7/22/29 BB+ 4,330,670
8,382 Total Food Products 8,191,992
Health Care Equipment & Supplies - 3.1%
22,689 Bausch & Lomb, Inc., Term
Loan, (DD1)
7.149% SOFR30A 3.250% 5/05/27 BB- 21,571,816
1,397 Carestream Health, Inc., Term
Loan
11.153% SOFR90A 7.500% 9/30/27 B- 1,117,725
1,274 Embecta Corp, Term Loan B 6.553% SOFR90A 3.000% 1/27/29 Ba3 1,228,384
3,249 ICU Medical, Inc., Term Loan
B
6.468% SOFR30A +
SOFR90A
2.250% 12/14/28 BBB- 3,134,289
41,807 Medline Borrower, LP, Term
Loan B
7.321% 1-Month LIBOR 3.250% 10/21/28 BB- 39,780,325
1,474 Viant Medical Holdings, Inc.,
Term Loan, First Lien
7.821% 1-Month LIBOR 3.750% 7/02/25 B3 1,314,861
533 Vyaire Medical, Inc., Term
Loan B
8.505% 3-Month LIBOR 4.750% 4/16/25 Caa1 387,361
72,423 Total Health Care Equipment & Supplies 68,534,761
Health Care Providers & Services - 6.2%
407 Agiliti Health, Inc, Term Loan 6.563% 1-Month LIBOR 2.750% 1/04/26 B+ 398,491
2,657 Agiliti Health, Inc, Term Loan 6.563% 1-Month LIBOR 2.750% 1/04/26 B+ 2,607,647
6,270 AHP Health Partners, Inc.,
Term Loan B
7.571% 1-Month LIBOR 3.500% 8/23/28 B1 6,115,934
6,764 DaVita, Inc. , Term Loan B,
(DD1)
5.821% 1-Month LIBOR 1.750% 8/12/26 BBB- 6,560,407
1,105 Element Materials
Technology Group US
Holdings Inc., Term Loan
7.903% SOFR90A 4.250% 4/12/29 B1 1,086,585

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Providers & Services (continued)
$ 510 Element Materials
Technology Group US
Holdings Inc., Term Loan
7.903% SOFR90A 4.250% 4/12/29 B1 $ 501,501
2,653 EyeCare Partners, LLC, Term
Loan
7.424% 3-Month LIBOR 3.750% 2/20/27 B2 2,311,669
465 Forefront Management
Holdings, LLC, Term Loan(6)
4.250% SOFR30A +
SOFR90A
4.250% 3/23/29 B 454,988
2,479 Forefront Management
Holdings, LLC, Term Loan B
8.336% SOFR30A 4.250% 3/23/29 B 2,428,098
4,380 Gainwell Acquisition Corp.,
Term Loan B
7.674% 3-Month LIBOR 4.000% 10/01/27 BB- 4,286,473
1,690 Global Medical Response,
Inc., Term Loan
8.321% 1-Month LIBOR 4.250% 3/14/25 B2 1,355,042
9,454 Global Medical Response,
Inc., Term Loan B
8.092% 1-Month LIBOR 4.250% 10/02/25 B2 7,554,092
6,028 ICON Luxembourg S.A.R.L.,
Term Loan
5.938% 3-Month LIBOR 2.250% 7/01/28 BB+ 6,008,160
1,299 Onex TSG Intermediate
Corp., Term Loan B
9.165% 3-Month LIBOR 4.750% 2/26/28 B 1,163,025
2,215 Packaging Coordinators
Midco, Inc., Term Loan, First
Lien
7.174% 3-Month LIBOR 3.500% 11/30/27 B2 2,140,546
35,631 Parexel International
Corporation, Term Loan, First
Lien
7.321% 1-Month LIBOR 3.250% 11/15/28 B1 34,341,632
3,501 Phoenix Guarantor Inc, Term
Loan B
7.321% 1-Month LIBOR 3.250% 3/05/26 B1 3,338,428
234 Quorum Health Corporation,
Term Loan(5)
12.034% 3-Month LIBOR 8.250% 4/29/25 Caa1 159,372
9,503 RegionalCare Hospital
Partners Holdings, Inc., Term
Loan B
8.165% 3-Month LIBOR 3.750% 11/16/25 B1 8,842,102
13,729 Select Medical Corporation,
Term Loan B
6.580% 1-Month LIBOR 2.500% 3/06/25 Ba2 13,521,410
741 Sound Inpatient Physicians,
Term Loan B
7.071% 1-Month LIBOR 3.000% 6/28/25 B 607,931
20,374 Surgery Center Holdings,
Inc., Term Loan
7.630% 1-Month LIBOR 3.750% 8/31/26 B1 20,054,722
5,136 Team Health Holdings, Inc.,
Term Loan, First Lien
6.821% 1-Month LIBOR 2.750% 2/06/24 B- 4,314,105
5,869 US Radiology Specialists, Inc.,
Term Loan
8.924% 3-Month LIBOR 5.250% 12/15/27 B- 5,323,169
143,094 Total Health Care Providers & Services 135,475,529
Health Care Technology - 0.1%
489 Athenahealth, Inc., Term
Loan(6)
3.500% SOFR30A 3.500% 1/27/29 B+ 447,352
2,875 Athenahealth, Inc., Term
Loan B
7.411% SOFR30A 3.500% 1/27/29 B+ 2,632,782
3,364 Total Health Care Technology 3,080,134
Hotels, Restaurants & Leisure - 11.7%
164 24 Hour Fitness Worldwide,
Inc., Exit Term Loan, (DD1)
18.735% 3-Month LIBOR 14.000% 9/29/26 Caa3 86,253
339 24 Hour Fitness Worldwide,
Inc., Exit Term Loan, (cash
0.220%, PIK 5.000%)
8.642% 3-Month LIBOR 5.000% 12/29/25 CCC- 28,809
8,718 Alterra Mountain Company,
Term Loan
7.571% 1-Month LIBOR 3.500% 8/17/28 B+ 8,626,984
3,407 Alterra Mountain Company,
Term Loan B1
6.821% 1-Month LIBOR 2.750% 7/31/24 B+ 3,402,327

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Hotels, Restaurants & Leisure (continued)
$ 41,161 B.C. Unlimited Liability
Company, Term Loan B4
6.840% 1+3 Month
LIBOR
1.750% 11/19/26 BB+ $ 40,481,436
14,830 Caesars Resort Collection,
LLC, Term Loan B, First Lien,
(DD1)
6.821% 1-Month LIBOR 2.750% 12/22/24 BB- 14,752,918
7,977 Caesars Resort Collection,
LLC, Term Loan B1
7.571% 1-Month LIBOR 3.500% 7/20/25 BB- 7,936,883
3,053 Carnival Corporation, Term
Loan B
6.127% 6-Month LIBOR 3.250% 10/18/28 BB- 2,874,898
8,385 Carnival Corporation, Term
Loan B
5.877% 6-Month LIBOR 3.000% 6/30/25 Ba2 8,094,773
2,970 Churchill Downs
Incorporated, Term Loan B
6.080% 1-Month LIBOR 2.000% 12/27/24 BBB- 2,971,598
7,077 Churchill Downs
Incorporated, Term Loan B1
6.080% 1-Month LIBOR 2.000% 3/17/28 BBB- 6,982,536
14,746 ClubCorp Holdings, Inc.,
Term Loan B, (DD1)
6.424% 3-Month LIBOR 2.750% 9/18/24 B2 13,371,108
5,742 Crown Finance US Inc, (DD1) 14.210% CME Term
SOFR 3 Month
10.000% 9/09/23 N/R 5,556,802
2,593 Crown Finance US, Inc., Term
Loan(6)
0.000% 12-Month
LIBOR
0.000% 5/31/23 CCC+ 570,403
420 Crown Finance US, Inc., Term
Loan
14.088% SOFR30A 10.000% 9/09/23 N/R 406,046
392 Crown Finance US, Inc., Term
Loan B1, (cash 7.132%, PIK
8.250%)(5)
6.772% 3-Month LIBOR 8.250% 5/23/24 D 467,006
4,650 Equinox Holdings, Inc., Term
Loan, First Lien
6.674% 3-Month LIBOR 3.000% 3/08/24 CCC 3,483,079
583 Equinox Holdings, Inc., Term
Loan, Second Lien
10.674% 3-Month LIBOR 7.000% 3/08/25 CC 381,302
2,228 Everi Holdings Inc., Term
Loan B
6.571% 1-Month LIBOR 2.500% 8/03/28 BB+ 2,208,176
15,424 Fertitta Entertainment, LLC,
Term Loan B
8.086% SOFR30A 4.000% 1/27/29 B 14,749,591
2,475 GVC Holdings (Gibraltar)
Limited, Term Loan B
7.506% SOFR90A 3.500% 10/31/29 Ba1 2,455,819
3,451 Hayward Industries, Inc.,
Term Loan
6.571% 1-Month LIBOR 2.500% 5/28/28 BB 3,359,839
3,705 Hilton Grand Vacations
Borrower LLC, Term Loan B
7.071% 1-Month LIBOR 3.000% 8/02/28 BB+ 3,674,897
2,000 IRB Holding Corp, (WI/DD) TBD TBD TBD TBD B+ 1,967,860
3,113 IRB Holding Corp, Term Loan
B, (DD1)
6.894% SOFR30A 3.000% 12/15/27 B+ 3,001,730
1,169 Life Time Fitness Inc , Term
Loan B
9.485% 3-Month LIBOR 4.750% 12/15/24 B 1,164,012
268 Motion Finco LLC, (WI/DD) TBD TBD TBD TBD B 258,562
14,900 NASCAR Holdings, Inc, Term
Loan B
6.571% 1-Month LIBOR 2.500% 10/18/26 BBB- 14,843,703
711 PCI Gaming Authority, Term
Loan
6.571% 1-Month LIBOR 2.500% 5/31/26 BBB- 703,346
4,336 Penn National Gaming, Inc.,
Term Loan B
6.936% SOFR30A 2.750% 4/20/29 BB 4,285,183
3,125 Playa Resorts Holding BV,
(WI/DD)
TBD TBD TBD TBD B 3,037,609
12,005 Scientific Games
International, Inc., Term Loan
6.896% SOFR30A 3.000% 4/07/29 BB 11,797,828
6,577 SeaWorld Parks &
Entertainment, Inc., Term
Loan B
7.125% 1-Month LIBOR 3.000% 8/25/28 BB 6,464,021
750 SRAM, LLC , Term Loan B 6.821% 1-Month LIBOR 2.750% 5/18/28 BB- 737,813
28,851 Stars Group Holdings B.V.
(The), Term Loan
4.500% 3-Month LIBOR 2.250% 7/10/25 BBB 28,530,124

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Hotels, Restaurants & Leisure (continued)
$ 4,995 Stars Group Holdings B.V.
(The), Term Loan B
6.781% CME Term
SOFR 3 Month
3.250% 7/04/28 BBB $ 4,966,903
2,527 Station Casinos LLC, Term
Loan B
6.330% 1-Month LIBOR 2.250% 2/08/27 BB- 2,474,761
14,136 Twin River Worldwide
Holdings, Inc., Term Loan B
7.129% 1-Month LIBOR 3.250% 10/01/28 BB+ 13,468,724
10,587 William Morris Endeavor
Entertainment, LLC, Term
Loan, First Lien, (DD1)
5.279% 1+3 Month
LIBOR
2.750% 5/16/25 B 10,337,640
264,540 Total Hotels, Restaurants & Leisure 254,963,302
Household Durables - 0.7%
972 AI Aqua Merger Sub Inc, (WI/
DD)
TBD TBD TBD TBD AAA 925,230
4,278 AI Aqua Merger Sub Inc,
Term Loan B, (WI/DD)
TBD TBD TBD TBD AAA 4,071,011
3,733 AI Aqua Merger Sub, Inc.,
Term Loan B, First Lien
7.544% SOFR30A 3.750% 7/30/28 B3 3,553,468
91 Serta Simmons Bedding, LLC,
Term Loan(5)
10.793% 1-Month LIBOR 7.500% 8/10/23 B- 88,817
7,536 Weber-Stephen Products
LLC, Term Loan B
7.321% 1-Month LIBOR 3.250% 10/30/27 CCC+ 6,369,217
16,610 Total Household Durables 15,007,743
Independent Power and Renewable Electricity Producers - 0.3%
5,892 Talen Energy Supply, LLC,
Term Loan(5)
4.120% SOFR90A 4.750% 11/11/23 N/R 5,916,304
Insurance - 4.1%
3,749 Acrisure, LLC, Term Loan B 7.571% 1-Month LIBOR 3.500% 2/15/27 B 3,521,025
1,990 Acrisure, LLC, Term Loan B,
First Lien
8.321% 1-Month LIBOR 4.250% 2/15/27 B 1,917,838
4,742 Alliant Holdings
Intermediate, LLC, Term
Loan B
7.321% 1-Month LIBOR 3.250% 5/10/25 B 4,658,325
10,487 Alliant Holdings
Intermediate, LLC, Term Loan
B4
7.439% 1-Month LIBOR 3.500% 11/06/27 B 10,191,672
5,967 AssuredPartners, Inc., Term
Loan
7.586% SOFR30A 3.500% 2/13/27 B 5,751,214
4,216 AssuredPartners, Inc., Term
Loan B
7.571% 1-Month LIBOR 3.500% 2/13/27 B 4,060,450
1,985 AssuredPartners, Inc., Term
Loan B
7.571% 1-Month LIBOR 3.500% 2/13/27 B 1,912,749
4,745 Asurion LLC, Term Loan B4,
Second Lien
9.321% 1-Month LIBOR 5.250% 1/15/29 B 3,683,306
6,843 Asurion LLC, Term Loan B7 7.071% 1-Month LIBOR 3.000% 11/03/24 Ba3 6,573,358
397 Asurion LLC, Term Loan B8 7.321% 1-Month LIBOR 3.250% 12/23/26 Ba3 348,591
3,574 Asurion LLC, Term Loan B9 7.321% 1-Month LIBOR 3.250% 7/31/27 Ba3 3,107,387
1,657 Broadstreet Partners, Inc.,
Term Loan B, (DD1)
7.071% 1-Month LIBOR 3.000% 1/27/27 B1 1,601,352
8,425 Broadstreet Partners, Inc.,
Term Loan B2
7.321% 1-Month LIBOR 3.250% 1/27/27 B1 8,130,070
5,599 Hub International Limited,
Term Loan B
7.173% 3-Month LIBOR 3.000% 4/25/25 B 5,502,804
5,347 Hub International Limited,
Term Loan B
9.179% 3-Month LIBOR 3.250% 4/25/25 B 5,267,508
1,155 Hub International Limited,
Term Loan B
8.220% SOFR90A 4.000% 11/10/29 B 1,139,194
11,979 Ryan Specialty Group, LLC,
Term Loan
7.186% SOFR30A 3.000% 9/01/27 BB- 11,934,570

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Insurance (continued)
$ 5,835 USI Inc/NY, (WI/DD) TBD TBD TBD TBD B1 $ 5,753,222
3,941 USI, Inc., Term Loan B 6.924% 3-Month LIBOR 3.250% 12/02/26 B1 3,883,982
92,633 Total Insurance 88,938,617
Interactive Media & Services - 0.5%
391 Getty Images, Inc., Term
Loan B
8.625% 1-Month LIBOR 4.500% 2/19/26 BB- 388,848
17,064 Rackspace Technology
Global, Inc., Term Loan B
7.380% 3-Month LIBOR 2.750% 2/09/28 B1 11,606,008
17,455 Total Interactive Media & Services 11,994,856
Internet & Direct Marketing Retail - 0.3%
3,960 CNT Holdings I Corp, Term
Loan
7.239% SOFR90A 3.500% 11/08/27 B 3,844,459
345 Medical Solutions Holdings,
Inc., Term Loan
7.940% 3-Month LIBOR 3.500% 11/01/28 B1 331,648
2,142 Medical Solutions Holdings,
Inc., Term Loan, First Lien
6.377% 3-Month LIBOR 3.500% 11/01/28 B1 2,061,389
6,447 Total Internet & Direct Marketing Retail 6,237,496
IT Services - 1.7%
1,339 Ahead DB Holdings, LLC,
Term Loan B
7.430% 3-Month LIBOR 3.750% 10/16/27 B+ 1,311,291
289 iQor US Inc., Exit Term Loan 11.571% 1-Month LIBOR 7.500% 9/15/27 B1 288,150
5,667 Optiv Security, Inc. , Term
Loan, First Lien
7.420% 6-Month LIBOR 3.250% 2/01/24 B- 5,497,473
3,080 Perforce Software, Inc., Term
Loan B
7.821% 1-Month LIBOR 3.750% 7/01/26 B2 2,856,282
8,394 Sabre GLBL Inc., Term Loan B 6.071% 1-Month LIBOR 2.000% 2/22/24 Ba3 8,381,602
11,870 Syniverse Holdings, Inc., Term
Loan
10.553% SOFR90A 7.000% 5/10/29 B- 10,419,112
5,631 Tempo Acquisition LLC, Term
Loan B
7.086% SOFR30A 3.000% 8/31/28 BB- 5,598,020
1,186 Travelport Finance
(Luxembourg) S.a.r.l., Term
Loan, (DD1) , (cash 3.500%,
PIK 6.500%)
6.212% 3-Month LIBOR 7.250% 2/28/25 B- 1,182,807
784 WEX Inc., Term Loan 6.321% 1-Month LIBOR 2.250% 4/01/28 Ba2 776,204
38,240 Total IT Services 36,310,941
Life Sciences Tools & Services - 0.1%
1,687 Avantor Funding, Inc., Term
Loan B5
6.321% 1-Month LIBOR 2.250% 11/06/27 BB+ 1,678,817
1,502 ICON Luxembourg S.A.R.L.,
Term Loan
5.938% 3-Month LIBOR 2.250% 7/01/28 BB+ 1,497,044
3,189 Total Life Sciences Tools & Services 3,175,861
Machinery - 1.1%
5,320 Ali Group North America
Corporation, Term Loan B
6.201% 1-Month LIBOR 2.000% 10/13/28 Baa3 5,261,826
1,312 Alliance Laundry Systems
LLC, Term Loan B
7.409% 3-Month LIBOR 3.500% 10/08/27 B 1,283,049
2,210 Filtration Group Corporation,
Term Loan
7.571% 1-Month LIBOR 3.500% 10/21/28 B 2,160,944
9,922 Gates Global LLC, Term Loan
B3
6.571% 1-Month LIBOR 2.500% 3/31/27 Ba3 9,711,658
4,517 Grinding Media Inc., Term
Loan B
7.649% 3-Month LIBOR 4.000% 10/12/28 B 4,178,126
740 Madison IAQ LLC, Term Loan 6.815% 3-Month LIBOR 3.250% 6/21/28 B 705,264
24,021 Total Machinery 23,300,867

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Media - 6.5%
$ 3,157 ABG Intermediate Holdings 2
LLC, Term Loan B1
7.300% 1-Month LIBOR 3.500% 12/21/28 B1 $ 3,059,754
640 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien
10.186% SOFR30A 6.000% 12/20/29 CCC+ 595,200
2,736 Altice Financing SA, Term
Loan, First Lien
6.829% 3-Month LIBOR 2.750% 1/31/26 B 2,680,816
11,551 Cengage Learning, Inc., Term
Loan B
7.814% 3-Month LIBOR 4.750% 7/14/26 B 10,641,238
280 Checkout Holding Corp., First
Out Term Loan
11.571% 1-Month LIBOR 7.500% 2/15/23 N/R 226,954
551 Checkout Holding Corp., Last
Out Term Loan, (DD1) , (cash
2.000, PIK 9.500%)
5.737% 1-Month LIBOR 9.500% 8/15/23 N/R 147,652
36,539 Clear Channel Outdoor
Holdings, Inc., Term Loan B
7.743% 1+3 Month
LIBOR
3.500% 8/21/26 B1 33,535,099
4,383 CSC Holdings, LLC, Term
Loan
6.123% 1-Month LIBOR 2.250% 1/15/26 BB- 4,189,617
5,429 CSC Holdings, LLC, Term
Loan B1
6.123% 1-Month LIBOR 2.250% 7/17/25 BB- 5,214,673
1,183 CSC Holdings, LLC, Term
Loan B5
6.373% 1-Month LIBOR 2.500% 4/15/27 BB- 1,113,657
4,595 Delta 2 Lux Sarl, (WI/DD) TBD TBD TBD TBD BB 4,581,376
14,647 DirecTV Financing, LLC, Term
Loan
9.071% 1-Month LIBOR 5.000% 8/02/27 BBB- 14,065,634
7,429 Dotdash Meredith Inc, Term
Loan B
7.844% 1-Month LIBOR 4.000% 12/01/28 B+ 6,462,988
640 Emerald Expositions Holding,
Inc., Term Loan B
6.571% 1-Month LIBOR 2.500% 5/22/24 B 622,353
577 Gray Television, Inc., Term
Loan B
6.268% 1-Month LIBOR 2.500% 2/07/24 BB+ 576,587
1,507 Gray Television, Inc., Term
Loan C
6.268% 1-Month LIBOR 2.500% 1/02/26 BB+ 1,468,917
24,577 iHeartCommunications, Inc.,
Term Loan
7.071% 1-Month LIBOR 3.000% 5/01/26 BB- 23,095,710
155 LCPR Loan Financing LLC,
Term Loan B
7.625% 1-Month LIBOR 3.750% 10/15/28 BB+ 152,923
10,903 McGraw-Hill Global
Education Holdings, LLC,
Term Loan, (DD1)
7.774% 1+6 Month
LIBOR
4.750% 7/30/28 BB+ 10,445,410
719 Mission Broadcasting, Inc.,
Term Loan B
6.268% 1-Month LIBOR 2.500% 6/03/28 BBB- 708,116
2,907 Outfront Media Capital LLC,
Term Loan B
5.821% 1-Month LIBOR 1.750% 11/18/26 Ba1 2,786,171
3,469 Virgin Media Bristol LLC,
Term Loan N
6.373% 1-Month LIBOR 2.500% 1/31/28 BB+ 3,388,779
3,901 WideOpenWest Finance LLC,
Term Loan B
6.489% SOFR90A 3.000% 12/20/28 BB 3,825,927
7,871 Ziggo Financing Partnership,
Term Loan I
6.373% 1-Month LIBOR 2.500% 4/30/28 BB 7,633,327
150,346 Total Media 141,218,878
Multiline Retail - 0.0%
799 Belk, Inc., Term Loan, (cash
5.000%, PIK 8.000%)
17.440% 3-Month LIBOR 13.000% 7/31/25 CCC- 130,127
165 Belk, Inc., Term Loan 12.199% 3-Month LIBOR 7.500% 7/31/25 B- 146,231
964 Total Multiline Retail 276,358

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Oil, Gas & Consumable Fuels - 2.4%
$ 392 BCP Renaissance Parent LLC,
Term Loan B3
7.053% SOFR90A 3.500% 10/31/26 B+ $ 387,118
4,263 Buckeye Partners, L.P., Term
Loan B
6.018% 1-Month LIBOR 2.250% 11/01/26 BBB- 4,217,701
6,431 Citgo Petroleum Corporation,
Term Loan B, (DD1)
10.321% 1-Month LIBOR 6.250% 3/28/24 BB 6,449,741
17,953 Freeport LNG Investments,
LLLP, Term Loan A, (DD1)
7.243% 3-Month LIBOR 3.000% 11/16/26 N/R 17,062,961
12,989 Gulf Finance, LLC, Term Loan 8.711% 1-Month LIBOR 6.750% 8/25/26 B 10,776,573
3,165 M6 ETX Holdings II Midco
LLC, Term Loan B
8.511% CME Term
SOFR 1 Month
4.500% 8/11/29 BB+ 3,168,972
5,723 QuarterNorth Energy
Holding Inc., Exit Term Loan,
Second Lien
12.071% 1-Month LIBOR 8.000% 8/27/26 B 5,708,184
4,317 TransMontaigne Operating
Company L.P., Term Loan B
6.739% 1-Month LIBOR 3.500% 11/05/28 BB 4,238,842
1,245 Traverse Midstream Partners
LLC, Term Loan
8.405% CME Term
SOFR 1 Month
4.250% 9/27/24 B+ 1,239,243
56,478 Total Oil, Gas & Consumable Fuels 53,249,335
Paper & Forest Products - 0.1%
2,075 Asplundh Tree Expert, LLC,
Term Loan B, (DD1)
5.821% 1-Month LIBOR 1.750% 9/04/27 BBB- 2,049,697
Personal Products - 0.1%
575 Conair Holdings, LLC, Term
Loan B
7.424% 3-Month LIBOR 3.750% 5/17/28 B- 488,750
1 Kronos Acquisition Holdings
Inc., Term Loan B
8.485% 3-Month LIBOR 3.750% 12/22/26 B2 682
4,035 Revlon Consumer Products
Corporation, Term Loan B,
(DD1)(5)
8.710% 6-Month LIBOR 3.500% 9/07/23 N/R 1,193,896
4,611 Total Personal Products 1,683,328
Pharmaceuticals - 3.2%
767 Catalent Pharma Solutions
Inc., Term Loan B3
6.000% 1-Month LIBOR 2.000% 2/22/28 BBB- 759,805
30,395 Jazz Financing Lux S.a.r.l.,
Term Loan, (DD1)
7.571% 1-Month LIBOR 3.500% 5/05/28 BB+ 30,212,568
3,474 LSCS Holdings, Inc., Term
Loan, First Lien
8.174% 3-Month LIBOR 4.500% 12/16/28 B2 3,338,274
1,959 Mallinckrodt International
Finance S.A., Term Loan,
(DD1)(5)
8.983% 3-Month LIBOR 5.500% 9/30/27 B3 1,553,496
13,243 Mallinckrodt International
Finance S.A., Term Loan,
(DD1)(5)
8.733% 3-Month LIBOR 5.250% 9/30/27 B3 10,497,871
19,769 Organon & Co, Term Loan,
(DD1)
6.188% 3-Month LIBOR 3.000% 6/02/28 BB 19,620,294
2,884 Perrigo Investments, LLC,
Term Loan B
6.686% SOFR30A 2.500% 4/05/29 Baa3 2,851,330
72,491 Total Pharmaceuticals 68,833,638
Professional Services - 0.7%
1,772 CCRR Parent, Inc, Term Loan
B
7.830% 1-Month LIBOR 3.750% 3/05/28 B 1,691,896
2,412 CHG Healthcare Services Inc.,
Term Loan
7.321% 1-Month LIBOR 3.250% 9/30/28 B1 2,369,169
729 Creative Artists Agency, LLC ,
Term Loan B
7.821% 1-Month LIBOR 3.750% 11/26/26 B 724,211

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Professional Services (continued)
$ 2,099 Dun & Bradstreet
Corporation (The), Term Loan
7.294% 1-Month LIBOR 3.250% 2/08/26 BB+ $ 2,074,816
2,652 Dun & Bradstreet
Corporation (The), Term Loan
B2
7.305% CME Term
SOFR 1 Month
3.250% 1/18/29 BB+ 2,620,186
1,058 Physician Partners LLC, Term
Loan
7.800% 1-Month LIBOR 4.000% 2/01/29 B 1,018,763
5,866 Verscend Holding Corp.,
Term Loan B
8.071% 1-Month LIBOR 4.000% 8/27/25 BB- 5,837,604
16,588 Total Professional Services 16,336,645
Real Estate Management & Development - 0.3%
5,371 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
6.821% 1-Month LIBOR 2.750% 8/21/25 BB 5,248,318
1,988 Forest City Enterprises, L.P.,
Term Loan B
7.571% 1-Month LIBOR 3.500% 12/07/25 B+ 1,959,454
7,359 Total Real Estate Management & Development 7,207,772
Road & Rail - 1.6%
1,213 First Student Bidco Inc, Term
Loan B
6.642% 3-Month LIBOR 3.000% 7/21/28 BB+ 1,143,154
451 First Student Bidco Inc, Term
Loan C
6.642% 3-Month LIBOR 3.000% 7/21/28 BB+ 424,969
9,431 Genesee & Wyoming Inc.
(New), Term Loan
5.674% 3-Month LIBOR 2.000% 12/30/26 BB+ 9,353,473
20,877 Hertz Corporation, (The),
Term Loan B
7.321% 1-Month LIBOR 3.250% 6/30/28 BB+ 20,427,741
3,982 Hertz Corporation, (The),
Term Loan C
7.321% 1-Month LIBOR 3.250% 6/30/28 BB+ 3,896,436
35,954 Total Road & Rail 35,245,773
Semiconductors & Semiconductor Equipment - 0.2%
3,206 Bright Bidco B.V., Term Loan
B(5)
7.439% 1-Month LIBOR 3.500% 6/30/24 N/R 2,901,442
2,150 Entegris Inc, (WI/DD) TBD TBD TBD TBD Baa3 2,136,412
165 MACOM Technology
Solutions Holdings, Inc., Term
Loan
6.321% 1-Month LIBOR 2.250% 5/19/24 Ba1 163,611
5,521 Total Semiconductors & Semiconductor Equipment 5,201,465
Software - 11.6%
1,451 Applied Systems, Inc., Term
Loan, First Lien
6.674% 3-Month LIBOR 3.000% 9/19/24 B2 1,449,243
3,413 AppLovin Corporation, Term
Loan B
6.674% 3-Month LIBOR 3.000% 10/21/28 BB- 3,211,287
920 Apttus Corporation, Term
Loan
8.665% 3-Month LIBOR 4.250% 5/06/28 BB 866,445
9,925 Avaya, Inc., Term Loan 13.794% CME Term
SOFR 1 Month
10.000% 12/15/27 Caa2 6,219,700
8,708 Banff Merger Sub Inc, Term
Loan
7.821% 1-Month LIBOR 3.750% 10/02/25 B2 8,375,435
3,549 Camelot U.S. Acquisition LLC,
Term Loan B
7.071% 1-Month LIBOR 3.000% 10/31/26 B1 3,497,561
9,359 Camelot U.S. Acquisition LLC,
Term Loan B
7.071% 1-Month LIBOR 3.000% 10/31/26 B1 9,214,392
4,054 CCC Intelligent Solutions Inc.,
Term Loan B
6.321% 1-Month LIBOR 2.250% 9/21/28 B+ 4,003,683
6,315 CDK Global, Inc., Term Loan
B
8.112% SOFR90A 4.500% 6/09/29 B+ 6,251,503

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Software (continued)
$ 7,392 Ceridian HCM Holding Inc.,
Term Loan B
6.571% 1-Month LIBOR 2.500% 4/30/25 B+ $ 7,247,727
5,000 DTI Holdco, Inc., Term Loan 8.844% SOFR90A 4.750% 4/21/29 B2 4,641,150
2,745 Emerald TopCo Inc, Term
Loan
7.571% 1-Month LIBOR 3.500% 7/25/26 B2 2,549,249
17,090 Epicor Software Corporation,
Term Loan, (DD1)
7.321% 1-Month LIBOR 3.250% 7/31/27 B2 16,539,205
28,833 Finastra USA, Inc., Term Loan,
First Lien
6.871% 3-Month LIBOR 3.500% 6/13/24 B+ 26,162,392
11,974 Greeneden U.S. Holdings II,
LLC, Term Loan B4
8.071% 1-Month LIBOR 4.000% 12/01/27 B2 11,652,135
1,548 Greenway Health, LLC, Term
Loan, First Lien
7.820% 1-Month LIBOR 3.750% 2/16/24 B- 1,310,827
992 Hyland Software, Inc., Term
Loan, First Lien
7.571% 1-Month LIBOR 3.500% 7/01/24 B1 979,524
2,367 IGT Holding IV AB, Term Loan
B2
7.074% 3-Month LIBOR 3.400% 3/29/28 B 2,323,153
6,840 Informatica LLC, Term Loan B 6.875% 1-Month LIBOR 2.750% 10/14/28 BB- 6,725,922
3,811 Instructure Holdings, Inc.,
Term Loan B
6.121% 3-Month LIBOR 2.750% 10/29/28 BB+ 3,777,505
799 iQor US Inc., Second Out
Term Loan
11.571% 1-Month LIBOR 7.500% 11/19/25 CCC+ 607,011
2,487 MA FinanceCo., LLC, Term
Loan B
7.418% 3-Month LIBOR 4.250% 6/05/25 BB+ 2,477,523
16,238 McAfee, LLC, Term Loan B 7.636% SOFR30A 3.750% 2/03/29 BB+ 15,476,999
18,250 NortonLifeLock Inc., Term
Loan B
6.186% SOFR30A 2.000% 1/28/29 BBB- 17,981,907
18,950 Open Text Corp, (WI/DD) TBD TBD TBD TBD Ba1 18,448,678
4,448 Polaris Newco LLC, Term
Loan B
7.674% 3-Month LIBOR 4.000% 6/04/28 B2 4,078,549
394 Project Ruby Ultimate Parent
Corp., Term Loan
7.321% 1-Month LIBOR 3.250% 3/10/28 B 375,602
– (7) RealPage, Inc, Term Loan,
First Lien
7.071% 1-Month LIBOR 3.000% 4/22/28 B+ 131
11,919 Seattle Spinco, Inc., Term
Loan B3
6.821% 1-Month LIBOR 2.750% 6/21/24 BB+ 11,799,703
5,030 Seattle Spinco, Inc., Term
Loan B5
8.011% SOFR30A 4.000% 1/14/27 BB+ 4,954,693
9,101 Sophia, L.P., Term Loan B 7.174% 3-Month LIBOR 3.500% 10/07/27 B2 8,787,009
864 SS&C European Holdings
Sarl, Term Loan B4
5.821% 1-Month LIBOR 1.750% 4/16/25 BB+ 850,196
1,034 SS&C Technologies Inc., Term
Loan B3
5.821% 1-Month LIBOR 1.750% 4/16/25 BB+ 1,017,599
10,191 SS&C Technologies Inc., Term
Loan B5
5.821% 1-Month LIBOR 1.750% 4/16/25 BB+ 10,025,072
2,115 SS&C Technologies Inc., Term
Loan B6
6.436% SOFR30A 2.250% 3/22/29 BB+ 2,078,589
3,187 SS&C Technologies Inc., Term
Loan B7
6.436% SOFR30A 2.250% 3/22/29 BB+ 3,131,957
13,163 Ultimate Software Group Inc
(The), Term Loan
6.998% 3-Month LIBOR 3.250% 5/03/26 B1 12,747,304
2,972 Ultimate Software Group Inc
(The), Term Loan B
7.821% 1-Month LIBOR 3.750% 5/03/26 B1 2,902,546
1,065 Ultimate Software Group Inc
(The), Term Loan, Second
Lien
8.998% 1-Month LIBOR 5.250% 5/03/27 Caa1 984,592
3,564 Vision Solutions, Inc., Term
Loan
8.358% 3-Month LIBOR 4.000% 5/28/28 B2 2,944,820
3,927 Zelis Healthcare Corporation,
Term Loan
7.571% 1-Month LIBOR 3.500% 9/30/26 B 3,887,791
265,984 Total Software 252,556,309

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Specialty Retail - 2.8%
$ 1,256 Academy, Ltd., Term Loan 7.518% 1-Month LIBOR 3.750% 11/06/27 BB $ 1,247,637
9,366 Avis Budget Car Rental, LLC,
Term Loan B, (DD1)
5.830% 1-Month LIBOR 1.750% 8/06/27 BB+ 8,919,698
8,645 Avis Budget Car Rental, LLC,
Term Loan C
7.686% SOFR30A 3.500% 3/15/29 BB+ 8,523,028
4,097 Driven Holdings, LLC, Term
Loan B
3.517% 3-Month LIBOR 3.000% 12/17/28 B3 3,933,030
3,715 Jo-Ann Stores, Inc., Term
Loan B1
9.077% 3-Month LIBOR 4.750% 6/30/28 B- 2,557,677
1,863 LBM Acquisition LLC, Term
Loan B
7.121% 6-Month LIBOR 3.750% 12/18/27 B+ 1,612,013
1,365 Les Schwab Tire Centers,
Term Loan B
6.580% 3-Month LIBOR 3.250% 11/02/27 B 1,339,544
19,829 PetSmart, Inc., Term Loan B 7.820% 1-Month LIBOR 3.750% 2/12/28 BB- 19,127,991
3,960 Restoration Hardware, Inc.,
Term Loan B
6.571% 1-Month LIBOR 2.500% 10/15/28 BB 3,742,200
650 Staples, Inc., Term Loan 9.440% 3-Month LIBOR 5.000% 4/12/26 B 581,341
8,001 Staples, Inc., Term Loan B2 8.940% 3-Month LIBOR 4.500% 9/12/24 B 7,802,863
2,489 Wand NewCo 3, Inc., Term
Loan
7.071% 1-Month LIBOR 3.000% 2/05/26 B2 2,378,420
65,236 Total Specialty Retail 61,765,442
Technology Hardware, Storage & Peripherals - 0.3%
7,249 NCR Corporation, Term Loan 6.920% 3-Month LIBOR 2.500% 8/28/26 BB+ 7,049,453
Textiles, Apparel & Luxury Goods - 0.7%
4,753 Birkenstock GmbH & Co. KG,
Term Loan B
7.690% 6-Month LIBOR 3.250% 4/28/28 BB- 4,591,176
10,719 Crocs Inc, Term Loan B 7.203% SOFR90A 3.500% 2/19/29 Ba2 10,380,540
15,472 Total Textiles, Apparel & Luxury Goods 14,971,716
Trading Companies & Distributors - 0.4%
6,389 Core & Main LP, Term Loan B 7.583% 1+6 Month
LIBOR
2.500% 6/10/28 B+ 6,307,507
2,148 Fly Funding II S.a.r.l., Term
Loan B
6.310% 3-Month LIBOR 1.750% 8/09/25 B2 1,809,376
8,537 Total Trading Companies & Distributors 8,116,883
Transportation Infrastructure - 0.6%
3,945 Brown Group Holding, LLC,
Term Loan B
6.571% 1-Month LIBOR 2.500% 4/22/28 B+ 3,867,827
2,900 Brown Group Holding, LLC,
Term Loan B2
7.641% SOFR90A 3.750% 6/09/29 B+ 2,887,080
5,206 KKR Apple Bidco, LLC, Term
Loan
6.821% 1-Month LIBOR 2.750% 9/23/28 B+ 5,118,183
720 KKR Apple Bidco, LLC, Term
Loan
8.055% CME Term
SOFR 1 Month
4.000% 9/23/28 B+ 716,627
12,771 Total Transportation Infrastructure 12,589,717
Wireless Telecommunication Services - 1.0%
3,207 GOGO Intermediate
Holdings LLC, Term Loan B
8.165% 3-Month LIBOR 3.750% 4/30/28 B+ 3,183,416
14,082 Intelsat Jackson Holdings
S.A., Term Loan B
7.445% SOFR180A 4.500% 1/27/29 BB- 13,631,289
4,820 Iridium Satellite LLC, Term
Loan B2
6.571% 1-Month LIBOR 2.500% 11/04/26 Ba3 4,788,770
22,109 Total Wireless Telecommunication Services 21,603,475
$ 1,887,774 Total Variable Rate Senior Loan Interests (cost $1,862,588,435) 1,774,806,040

Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 286,861,376 CORPORATE BONDS - 13.2%
X 286,861,376
Airlines - 0.3%
$ 3,287 Air Canada, 144A 3.875% 8/15/26 Ba2 $ 3,007,610
1,500 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 1,335,325
1,000 United Airlines Inc, 144A 4.375% 4/15/26 Ba1 931,025
5,787 Total Airlines 5,273,960
Auto Components - 0.1%
1,050 Dana Financing Luxembourg Sarl, 144A 5.750% 4/15/25 BB+ 1,028,584
Automobiles - 0.1%
2,500 Ford Motor Credit Co LLC 5.584% 3/18/24 BB+ 2,471,875
Chemicals - 0.5%
5,475 Celanese US Holdings LLC 5.900% 7/05/24 BBB- 5,441,524
1,425 Rayonier AM Products Inc, 144A 7.625% 1/15/26 B+ 1,343,063
5,130 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A (8)
5.375% 9/01/25 B2 4,110,412
12,030 Total Chemicals 10,894,999
Commercial Services & Supplies - 1.3%
12,800 GFL Environmental Inc, 144A 5.125% 12/15/26 BB- 12,325,888
5,000 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.250% 4/15/24 BB- 4,937,500
11,655 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 BB- 11,538,450
250 Prime Security Services Borrower LLC / Prime Finance Inc,
144A (8)
6.250% 1/15/28 B- 232,500
29,705 Total Commercial Services & Supplies 29,034,338
Communications Equipment - 0.5%
14,283 Avaya Inc, 144A 6.125% 9/15/28 Caa2 6,304,230
3,500 Commscope Inc, 144A 6.000% 3/01/26 B1 3,386,110
1,000 Commscope Inc, 144A (8) 8.250% 3/01/27 CCC+ 858,405
18,783 Total Communications Equipment 10,548,745
Containers & Packaging - 0.1%
3,000 Owens-Brockway Glass Container Inc, 144A 5.375% 1/15/25 B+ 2,845,217
Diversified Telecommunication Services - 0.5%
1,000 Frontier Communications Holdings LLC 5.875% 11/01/29 CCC+ 798,205
9,784 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 BB+ 9,309,672
10,784 Total Diversified Telecommunication Services 10,107,877
Electric Utilities - 1.2%
5,340 Bruce Mansfield Unit 1 2007 Pass Through Trust (5) 6.850% 6/01/34 N/R 6,675
994 Pacific Gas and Electric Co 4.500% 7/01/40 BBB- 792,344
993 Pacific Gas and Electric Co 3.150% 1/01/26 BBB- 920,529
2,602 PG&E Corp (8) 5.000% 7/01/28 BB 2,400,631
3,250 Talen Energy Supply LLC, 144A (5) 6.625% 1/15/28 N/R 3,290,625
19,000 Talen Energy Supply LLC, 144A (5) 7.250% 5/15/27 N/R 19,532,155
32,179 Total Electric Utilities 26,942,959

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Electronic Equipment, Instruments & Components - 0.1%
$ 2,000 Brightstar Corp, 144A 9.750% 10/15/25 B- $ 1,825,725
Energy Equipment & Services - 0.1%
1,000 Weatherford International Ltd, 144A (8) 8.625% 4/30/30 B- 959,000
Entertainment - 0.0%
1,000 AMC Entertainment Holdings Inc, (cash 10.000%, PIK
12.000%), 144A
10.000% 6/15/26 CCC- 373,710
2,000 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A
6.625% 8/15/27 Ca 71,400
1,955 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A
5.375% 8/15/26 Caa2 317,754
4,955 Total Entertainment 762,864
Equity Real Estate Investment Trusts - 0.1%
3,000 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 BB- 2,728,801
Food & Staples Retailing - 0.4%
8,000 US Foods Inc, 144A 6.250% 4/15/25 BB 8,074,720
Health Care Providers & Services - 2.5%
585 CHS/Community Health Systems Inc, 144A 8.000% 3/15/26 BB- 539,891
250 CHS/Community Health Systems Inc, 144A (8) 6.000% 1/15/29 BB- 208,585
2,000 Global Medical Response Inc, 144A 6.500% 10/01/25 B2 1,505,160
4,901 HCA Inc 5.375% 2/01/25 BBB- 4,892,979
1,000 HCA Inc 5.000% 3/15/24 BBB- 995,976
500 Legacy LifePoint Health LLC, 144A 4.375% 2/15/27 B1 414,479
1,190 LifePoint Health Inc, 144A 5.375% 1/15/29 CCC+ 698,090
5,000 Select Medical Corp, 144A (8) 6.250% 8/15/26 B- 4,839,300
5,500 Tenet Healthcare Corp, 144A 4.625% 6/15/28 BB- 4,922,605
20,500 Tenet Healthcare Corp, 144A 4.625% 9/01/24 BB- 20,069,500
14,250 Tenet Healthcare Corp, 144A 4.875% 1/01/26 BB- 13,522,965
412 Tenet Healthcare Corp 4.625% 7/15/24 BB- 403,140
500 Tenet Healthcare Corp, 144A 6.125% 10/01/28 B+ 441,250
56,588 Total Health Care Providers & Services 53,453,920
Hotels, Restaurants & Leisure - 1.3%
1,250 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 B+ 1,052,700
17,230 Caesars Entertainment Inc, 144A 6.250% 7/01/25 B1 17,028,452
5,500 Life Time Inc, 144A 5.750% 1/15/26 B 5,288,635
2,000 MGM Resorts International 6.750% 5/01/25 B+ 1,990,461
2,000 MGM Resorts International 6.000% 3/15/23 B+ 2,000,096
1,500 Scientific Games International Inc, 144A 8.625% 7/01/25 B+ 1,546,875
29,480 Total Hotels, Restaurants & Leisure 28,907,219
Independent Power Producers & Energy Traders - 0.3%
2,500 Talen Energy Supply LLC, 144A (5) 7.625% 6/01/28 N/R 2,575,125
5,000 Ziggo Bond Co BV, 144A (8) 6.000% 1/15/27 B- 4,612,500
7,500 Total Independent Power Producers & Energy Traders 7,187,625
Insurance - 0.1%
2,100 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 B 1,890,000
Media - 1.1%
2,900 Clear Channel Outdoor Holdings Inc, 144A 5.125% 8/15/27 B1 2,499,362
3,730 CSC Holdings LLC, 144A 3.375% 2/15/31 BB- 2,690,151
4,008 iHeartCommunications Inc 6.375% 5/01/26 BB- 3,790,591

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Media (continued)
$ 7,000 iHeartCommunications Inc, 144A (8) 5.250% 8/15/27 BB- $ 6,233,990
3,900 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 3,223,501
6,000 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 BB+ 5,332,500
500 Outfront Media Capital LLC / Outfront Media Capital
Corp, 144A (8)
5.000% 8/15/27 B+ 455,625
28,038 Total Media 24,225,720
Oil, Gas & Consumable Fuels - 1.5%
972 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
9.250% 7/15/24 B+ 993,768
2,500 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
8.125% 1/15/27 B- 2,400,900
1,500 Citgo Holding Inc, 144A 9.250% 8/01/24 B+ 1,503,750
6,500 Citgo Petroleum Corp, 144A 7.000% 6/15/25 BB 6,404,547
3,000 EQM Midstream Partners LP (8) 4.750% 7/15/23 BB 2,977,500
500 Gulfport Energy Corp, 144A 8.000% 5/17/26 BB- 498,385
4,000 Matador Resources Co (8) 5.875% 9/15/26 BB- 3,961,920
1,000 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B 903,217
250 NGL Energy Partners LP / NGL Energy Finance Corp 6.125% 3/01/25 Caa2 205,000
250 NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 11/01/23 Caa2 240,000
2,307 PBF Holding Co LLC / PBF Finance Corp 7.250% 6/15/25 BB 2,293,735
11,000 PBF Logistics LP / PBF Logistics Finance Corp 6.875% 5/15/23 BB- 11,000,000
33,779 Total Oil, Gas & Consumable Fuels 33,382,722
Pharmaceuticals - 0.1%
3,000 ORGANON & CO/ORG, 144A (8) 5.125% 4/30/31 BB- 2,662,230
Specialty Retail - 0.5%
10,650 Hertz Corp, 144A 4.625% 12/01/26 B+ 9,238,571
3,000 Michaels Cos Inc, 144A 5.250% 5/01/28 B1 2,197,305
13,650 Total Specialty Retail 11,435,876
Wireless Telecommunication Services - 0.5%
10,000 Sprint LLC 7.875% 9/15/23 Baa3 10,216,400
$ 318,908 Total Corporate Bonds (cost $308,973,156) 286,861,376
Shares Description (1) Value
X 26,609,367 COMMON STOCKS - 1.2%
X 26,609,367
Banks - 0.0%
28,137 iQor US Inc (9) $ 196,959
Communications Equipment - 0.0%
24,672 Windstream Services PE LLC (9) 320,736
Construction & Engineering - 0.0%
2,687 TNT Crane & Rigging Inc (9) 19,145
4,761 TNT Crane & Rigging Inc (9) 476
Total Construction & Engineering 19,621
Diversified Consumer Services - 0.0%
17,726 Cengage Learning Holdings II Inc (9) 206,508
Diversified Telecommunication Services - 0.0%
18,781 Windstream Services PE LLC (9) 244,153

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Shares Description (1) Value
Energy Equipment & Services - 0.6%
85,364 Quarternorth Energy Holding Inc (9) $ 11,637,930
76,990 Transocean Ltd (9) 327,208
5,884 Vantage Drilling International (9) 101,499
Total Energy Equipment & Services 12,066,637
Health Care Equipment & Supplies - 0.1%
52,393 Onex Carestream Finance LP (9) 759,698
Health Care Providers & Services - 0.0%
57,666 Millennium Health LLC (9),(10) 2,826
61,430 Millennium Health LLC (9),(10) 9,153
Total Health Care Providers & Services 11,979
Hotels, Restaurants & Leisure - 0.0%
76,044 24 Hour Fitness Worldwide Inc (9) 4,791
159,883 24 Hour Fitness Worldwide Inc (9) 1,279
Total Hotels, Restaurants & Leisure 6,070
Independent Power and Renewable Electricity Producers - 0.4%
115,290 Energy Harbor Corp (9),(11) 9,146,302
Internet & Direct Marketing Retail - 0.0%
7,503 Catalina Marketing Corp (9) 1,314
Marine - 0.0%
1,018 ACBL HLDG CORP (9) 37,157
Media - 0.0%
7 Cumulus Media Inc, Class A (9) 51
Multiline Retail - 0.0%
99 Belk Inc (9) 841
Oil, Gas & Consumable Fuels - 0.0%
8,735 California Resources Corp 396,394
2,246 Chord Energy Corp 342,583
Total Oil, Gas & Consumable Fuels 738,977
Professional Services - 0.0%
109,621 Skillsoft Corp (8),(9) 210,472
Semiconductors & Semiconductor Equipment - 0.1%
63,503 TNT Crane and Rigging Inc (9) 1,353,881
46,554 TNT Crane and Rigging Inc (9) 1,288,011
Total Semiconductors & Semiconductor Equipment 2,641,892
Total Common Stocks (cost $26,757,611) 26,609,367
Shares Description (1) Value
X 25,663,615 EXCHANGE-TRADED FUNDS - 1.2%
X 25,663,615
817,693 Invesco Senior Loan ETF $ 17,024,368
208,275 SPDR Blackstone Senior Loan ETF 8,639,247
Total Exchange-Traded Funds (cost $27,574,493) 25,663,615

Shares Description (1) Value
X 8,526,596 WARRANTS - 0.4%
X 8,526,596
Energy Equipment & Services - 0.4%
55,057 Quarternorth Energy Holding Inc $ 7,506,086
28,708 Quarternorth Energy Holding Inc 287,080
55,290 Quarternorth Energy Holding Inc 414,675
Total Energy Equipment & Services 8,207,841
Entertainment - 0.0%
90,106 Cineworld Warrant –
Industrial Conglomerates - 0.0%
30,290 American Commercial Barge Line LLC 15,145
Marine - 0.0%
1,071 ACBL HLDG CORP 39,091
3,984 ACBL HLDG CORP 99,600
3,029 ACBL HLDG CORP 143,878
39,840 American Commercial Barge Line LLC 14,940
Total Marine 297,509
Oil, Gas & Consumable Fuels - 0.0%
500 California Resources Corp 6,000
Software - 0.0%
16,108 Avaya Holdings Corp 97
Wireless Telecommunication Services - 0.0%
4 Intelsat SA/Luxembourg 4
Total Warrants (cost $2,532,885) 8,526,596
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
3,000,000 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 0.1%
X 3,000,000
Capital Markets - 0.1%
$ 3,000 Charles Schwab Corp/The (3-Month LIBOR reference rate
+ 3.315% spread) (8),(12)
6.397% N/A (13) BBB $ 3,000,000
$ 3,000 Total $1,000 Par (or similar) Institutional Preferred (cost $2,966,649) 3,000,000
Shares Description (1) Coupon Ratings (4) Value
X 306,713 CONVERTIBLE PREFERRED SECURITIES - 0.0%
X 306,713
Communications Equipment - 0.0%
28,482 Riverbed technology inc 0.000% N/R $ 7,120

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares   Description (1) Coupon Ratings (4) Value
Marine - 0.0%
3,789 ACBL HLDG CORP 0.000% N/R $ 94,725
4,313 ACBL HLDG CORP 0.000% N/R 204,868
Total Marine 299,593
Total Convertible Preferred Securities (cost $822,217) 306,713
Total Long-Term Investments (cost $2,232,215,446) 2,125,773,707
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.3%
X 7,751,941 MONEY MARKET FUNDS - 0.3%
X 7,751,941
7,751,941 State Street Navigator Securities Lending Government
Money Market Portfolio (14)
3.860%(15) $ 7,751,941
Total Investments Purchased with Collateral from Securities Lending (cost $7,751,941) 7,751,941
Shares Description (1) Coupon Value
SHORT-TERM INVESTMENTS -  4.4%
95,004,370 INVESTMENT COMPANIES - 4.4%
95,004,370
95,004,370 BlackRock Liquidity Funds T-Fund Portfolio 3.580%(16) $ 95,004,370
Total Investment Companies (cost $95,004,370) 95,004,370
Total Short-Term Investments (cost $95,004,370) 95,004,370
Total Investments (cost $ 2,334,971,757 ) - 102 .2% 2,228,530,018
Other Assets Less Liabilities -  (2.2)% (48,834,854)
Net Assets - 100% $ 2,179,695,164

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 1,774,806,040 $ – $ 1,774,806,040
Corporate Bonds – 286,861,376 – 286,861,376
Common Stocks 3,918,600 22,678,788 11,979 26,609,367
Exchange-Traded Funds 25,663,615 – – 25,663,615
Warrants 6,000 8,520,596 – 8,526,596
$1,000 Par (or similar) Institutional
Preferred – 3,000,000 – 3,000,000
Convertible Preferred Securities – 306,713 – 306,713
Investments Purchased with Collateral from
Securities Lending 7,751,941 – – 7,751,941
Short-Term Investments:
Investment Companies 95,004,370 – – 95,004,370
Total
$ 132,344,526 $ 2,096,173,513 $ 11,979 $ 2,228,530,018
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7) Principal Amount (000) rounds to less than $1,000.
(8) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $7,474,513.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) For fair value measurement disclosure purposes, investment classified as Level 3.
(11) Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(12) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(13) Perpetual security. Maturity date is not applicable.
(14) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(15) The rate shown is the one-day yield as of the end of the reporting period.
(16) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
CME Chicago Mercantile Exchange
DD1 Portion of investment purchased on a delayed delivery basis.
ETF Exchange-Traded Fund
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
SPDR Standard & Poor's Depositary Receipt

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen High Yield Income Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 93.0%
X 417,364,372 CORPORATE BONDS - 84.9%
X 417,364,372
Aerospace & Defense - 2.4%
$ 3,600 Bombardier Inc, 144A (3) 6.000% 2/15/28 B- $ 3,375,684
2,700 MAXAR TECHNOLOGIES INC, 144A 7.750% 6/15/27 B+ 2,653,236
1,900 TransDigm Inc, 144A 6.250% 3/15/26 Ba3 1,890,766
2,000 TransDigm Inc 7.500% 3/15/27 B- 2,005,000
2,000 TransDigm UK Holdings PLC 6.875% 5/15/26 B- 1,971,320
12,200 Total Aerospace & Defense 11,896,006
Air Freight & Logistics - 0.5%
2,475 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 BB 2,212,353
Airlines - 2.0%
2,095 Allegiant Travel Co, 144A 7.250% 8/15/27 BB+ 2,040,823
1,850 American Airlines Inc/AAdvantage Loyalty IP Ltd2021
CORP, 144A
5.500% 4/20/26 Ba2 1,794,164
1,850 American Airlines Inc/AAdvantage Loyalty IP Ltd2022 1,
144A
5.750% 4/20/29 Ba2 1,722,257
2,700 Delta Air Lines Inc 4.375% 4/19/28 Baa3 2,467,381
1,250 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 1,112,771
675 United Airlines Inc, 144A 4.375% 4/15/26 Ba1 628,442
10,420 Total Airlines 9,765,838
Auto Components - 2.5%
2,000 Adient Global Holdings Ltd, 144A 4.875% 8/15/26 BB- 1,866,820
3,000 Dana Inc 4.500% 2/15/32 BB+ 2,349,378
4,850 Goodyear Tire & Rubber Co (3) 5.000% 7/15/29 BB- 4,219,500
930 Goodyear Tire & Rubber Co 5.250% 7/15/31 BB- 796,694
3,500 IHO Verwaltungs GmbH, (Cash 4.750%, PIK 5.500%),
144A
4.750% 9/15/26 Ba2 2,989,147
14,280 Total Auto Components 12,221,539
Automobiles - 2.0%
3,000 Ford Motor Credit Co LLC 3.375% 11/13/25 BB+ 2,767,890
6,000 Ford Motor Credit Co LLC 2.300% 2/10/25 BB+ 5,505,000
1,800 General Motors Co 5.600% 10/15/32 BBB 1,730,003
10,800 Total Automobiles 10,002,893
Beverages - 0.6%
3,175 Primo Water Holdings Inc, 144A 4.375% 4/30/29 B1 2,743,708
Building Products - 0.8%
3,200 Advanced Drainage Systems Inc, 144A 6.375% 6/15/30 Ba2 3,079,520
1,150 Advanced Drainage Systems Inc, 144A 5.000% 9/30/27 Ba2 1,071,886
4,350 Total Building Products 4,151,406
Capital Markets - 3.2%
2,000 AG TTMT Escrow Issuer LLC, 144A 8.625% 9/30/27 B2 2,020,580
2,625 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 2,294,880
3,000 Hunt Cos Inc, 144A 5.250% 4/15/29 BB- 2,488,108
4,625 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/01/29 BB 3,890,781
1,800 LPL Holdings Inc, 144A 4.000% 3/15/29 Baa3 1,570,203
2,265 NFP Corp, 144A 6.875% 8/15/28 CCC+ 1,915,805
1,535 NFP Corp, 144A 7.500% 10/01/30 B1 1,473,402
17,850 Total Capital Markets 15,653,759

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Chemicals - 4.5%
$ 3,320 ASP Unifrax Holdings Inc, 144A 5.250% 9/30/28 BB $ 2,739,747
1,390 Avient Corp, 144A 7.125% 8/01/30 BB- 1,357,057
4,350 Celanese US Holdings LLC 6.050% 3/15/25 BBB- 4,328,152
2,680 EverArc Escrow Sarl, 144A 5.000% 10/30/29 B+ 2,144,000
1,000 Olin Corp 5.125% 9/15/27 BB+ 937,500
1,000 Olin Corp 5.625% 8/01/29 BB+ 941,300
3,500 Olympus Water US Holding Corp, 144A 4.250% 10/01/28 B2 2,835,735
2,750 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.125% 4/01/29 B2 1,749,688
1,800 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.375% 9/01/25 B2 1,442,250
3,200 Tronox Inc, 144A 4.625% 3/15/29 BB- 2,576,608
1,265 Univar Solutions USA Inc/Washington, 144A 5.125% 12/01/27 BB+ 1,216,563
26,255 Total Chemicals 22,268,600
Commercial Services & Supplies - 3.2%
3,000 Allied Universal Holdco LLC / Allied Universal Finance
Corp, 144A
6.625% 7/15/26 B 2,850,000
2,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp/Atlas Luxco 4 Sarl, 144A
4.625% 6/01/28 B 1,696,230
1,250 Covanta Holding Corp, 144A 4.875% 12/01/29 B 1,056,250
3,000 Garda World Security Corp, 144A 4.625% 2/15/27 BB+ 2,694,270
1,660 GFL Environmental Inc, 144A 4.750% 6/15/29 B- 1,453,878
6,500 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 6,045,000
17,410 Total Commercial Services & Supplies 15,795,628
Communications Equipment - 0.7%
1,350 Commscope Inc, 144A 6.000% 3/01/26 B1 1,306,071
1,750 Commscope Inc, 144A 7.125% 7/01/28 CCC+ 1,356,250
1,095 Viasat Inc, 144A 5.625% 9/15/25 BB- 1,017,441
4,195 Total Communications Equipment 3,679,762
Construction Materials - 0.4%
1,800 Gates Global LLC / Gates Corp, 144A 6.250% 1/15/26 B 1,735,578
Consumer Finance - 2.3%
2,250 Ally Financial Inc 7.100% 11/15/27 BBB- 2,313,892
3,000 Navient Corp 4.875% 3/15/28 Ba3 2,448,885
1,975 Navient Corp 5.500% 3/15/29 Ba3 1,613,358
2,850 OneMain Finance Corp 4.000% 9/15/30 BB 2,140,331
2,040 OneMain Finance Corp 3.500% 1/15/27 BB 1,672,068
1,250 OneMain Finance Corp 5.375% 11/15/29 BB 1,044,000
13,365 Total Consumer Finance 11,232,534
Containers & Packaging - 1.7%
3,035 Ball Corp 6.875% 3/15/28 BB+ 3,138,888
3,000 LABL Inc, 144A 5.875% 11/01/28 B2 2,650,901
2,000 Owens-Brockway Glass Container Inc, 144A (3) 6.625% 5/13/27 B+ 1,924,055
730 Sealed Air Corp, 144A 6.875% 7/15/33 BB+ 715,153
8,765 Total Containers & Packaging 8,428,997
Diversified Telecommunication Services - 2.1%
3,500 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 B+ 3,017,630
2,500 Frontier Communications Holdings LLC, 144A 6.000% 1/15/30 BB- 2,045,700
1,750 Frontier Communications Holdings LLC, 144A 5.000% 5/01/28 BB+ 1,557,500
1,000 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 BB+ 951,520
2,770 Iliad Holding SASU, 144A 6.500% 10/15/26 BB- 2,634,948
11,520 Total Diversified Telecommunication Services 10,207,298

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Electric Utilities - 0.7%
$ 1,800 Bruce Mansfield Unit 1 2007 Pass Through Trust (4) 6.850% 6/01/34 N/R $ 2,250
1,600 EDP Finance BV, 144A 6.300% 10/11/27 BBB 1,627,090
2,000 Pacific Gas and Electric Co 3.150% 1/01/26 BBB- 1,853,283
5,400 Total Electric Utilities 3,482,623
Electronic Equipment, Instruments & Components - 1.3%
2,500 Flex Ltd. 6.000% 1/15/28 0 2,476,825
4,650 Imola Merger Corp, 144A 4.750% 5/15/29 BB+ 4,150,125
7,150 Total Electronic Equipment, Instruments & Components 6,626,950
Energy Equipment & Services - 1.1%
3,950 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 B+ 3,663,625
1,800 USA Compression Partners LP / USA Compression
Finance Corp
6.875% 4/01/26 BB- 1,723,500
5,750 Total Energy Equipment & Services 5,387,125
Entertainment - 0.7%
2,000 Univision Communications Inc, 144A 4.500% 5/01/29 B+ 1,702,500
1,750 Warnermedia Holdings Inc, 144A 3.755% 3/15/27 BBB- 1,594,745
3,750 Total Entertainment 3,297,245
Equity Real Estate Investment Trusts - 1.8%
600 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.375% 6/15/26 Baa3 521,886
2,000 Iron Mountain Inc, 144A 4.875% 9/15/27 BB- 1,880,580
1,815 Iron Mountain Information Management Services Inc,
144A
5.000% 7/15/32 BB- 1,533,657
1,755 RLJ Lodging Trust LP, 144A 4.000% 9/15/29 BB- 1,470,629
1,090 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 BB- 991,464
2,500 SBA Communications Corp 3.125% 2/01/29 BB- 2,087,142
275 VICI Properties LP 4.750% 2/15/28 BBB- 259,231
10,035 Total Equity Real Estate Investment Trusts 8,744,589
Food & Staples Retailing - 0.4%
1,555 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
5.875% 2/15/28 BB 1,486,922
745 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
4.625% 1/15/27 BB 689,192
2,300 Total Food & Staples Retailing 2,176,114
Food Products - 0.2%
1,000 Chobani LLC / Chobani Finance Corp Inc, 144A 4.625% 11/15/28 B1 881,083
Gas Utilities - 0.9%
2,425 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 B 2,231,000
2,650 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 2,231,399
5,075 Total Gas Utilities 4,462,399
Health Care Equipment & Supplies - 1.1%
2,735 Embecta Corp, 144A 5.000% 2/15/30 Ba3 2,345,263
3,500 Mozart Debt Merger Sub Inc, 144A 3.875% 4/01/29 BB- 3,009,160
6,235 Total Health Care Equipment & Supplies 5,354,423
Health Care Providers & Services - 3.6%
2,500 CHS/Community Health Systems Inc, 144A 4.750% 2/15/31 BB- 1,831,725
1,800 CHS/Community Health Systems Inc, 144A 5.250% 5/15/30 BB- 1,372,680
2,165 Encompass Health Corp 4.625% 4/01/31 B+ 1,868,449
835 Encompass Health Corp 4.750% 2/01/30 B+ 741,063

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Health Care Providers & Services (continued)
$ 3,500 HCA Inc 7.500% 11/06/33 BBB- $ 3,736,312
1,425 Owens & Minor Inc, 144A 6.625% 4/01/30 BB- 1,266,355
2,000 Tenet Healthcare Corp, 144A 6.125% 10/01/28 B+ 1,765,000
5,500 Tenet Healthcare Corp, 144A 4.625% 6/15/28 BB- 4,922,605
19,725 Total Health Care Providers & Services 17,504,189
Hotels, Restaurants & Leisure - 5.4%
1,600 BC ULC / New Red Finance Inc, 144A 3.500% 2/15/29 BB+ 1,364,228
4,250 Carnival Corp, 144A 4.000% 8/01/28 BB- 3,538,125
3,050 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 B+ 2,829,271
1,000 Churchill Downs Inc, 144A 4.750% 1/15/28 B+ 920,090
1,800 GLP Capital LP / GLP Financing II Inc 5.300% 1/15/29 BBB- 1,692,270
2,485 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
5.000% 6/01/29 BB- 2,151,836
2,300 Hilton Worldwide Finance LLC / Hilton Worldwide
Finance Corp
4.875% 4/01/27 BB+ 2,212,301
3,120 International Game Technology PLC, 144A 5.250% 1/15/29 BB+ 2,938,198
1,500 Life Time Inc, 144A 5.750% 1/15/26 B 1,442,355
2,000 Merlin Entertainments Ltd, 144A 5.750% 6/15/26 B 1,853,089
1,800 Penn Entertainment Inc, 144A 5.625% 1/15/27 B 1,659,581
1,640 Royal Caribbean Cruises Ltd, 144A 8.250% 1/15/29 BB- 1,664,764
2,460 Yum! Brands Inc 5.375% 4/01/32 BB 2,281,822
29,005 Total Hotels, Restaurants & Leisure 26,547,930
Household Durables - 0.5%
1,200 Newell Brands Inc 6.375% 9/15/27 BBB- 1,189,620
1,350 Newell Brands Inc 5.625% 4/01/36 BBB- 1,155,533
2,550 Total Household Durables 2,345,153
Independent Power And Renewable Electricity Producers - 0.4%
2,000 Vistra Operations Co LLC, 144A 3.700% 1/30/27 BBB- 1,828,410
Independent Power Producers & Energy Traders - 1.5%
1,850 Clearway Energy Operating LLC, 144A 4.750% 3/15/28 BB 1,708,963
2,600 TerraForm Power Operating LLC, 144A 5.000% 1/31/28 BB- 2,411,500
1,800 TerraForm Power Operating LLC, 144A 4.750% 1/15/30 BB- 1,620,000
2,000 Ziggo Bond Co BV, 144A 6.000% 1/15/27 B- 1,845,000
8,250 Total Independent Power Producers & Energy Traders 7,585,463
Insurance - 1.5%
3,700 Acrisure LLC / Acrisure Finance Inc, 144A 4.250% 2/15/29 B 3,017,007
2,000 AmWINS Group Inc, 144A 4.875% 6/30/29 B- 1,728,264
2,920 BroadStreet Partners Inc, 144A 5.875% 4/15/29 CCC+ 2,482,000
8,620 Total Insurance 7,227,271
Interactive Media & Services - 0.3%
1,500 Getty Images Inc, 144A 9.750% 3/01/27 B 1,481,250
IT Services - 1.5%
3,795 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 3,100,591
1,500 CA Magnum Holdings, 144A 5.375% 10/31/26 BB- 1,325,237
2,100 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 Ba3 1,677,417
1,425 Presidio Holdings Inc, 144A 8.250% 2/01/28 CCC+ 1,275,330
8,820 Total IT Services 7,378,575

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Machinery - 0.3%
$ 1,800 Allison Transmission Inc, 144A 5.875% 6/01/29 BB+ $ 1,701,433
Media - 6.3%
2,250 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.000% 2/01/28 BB+ 2,068,335
1,800 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.500% 8/15/30 BB+ 1,516,500
5,250 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.700% 4/01/51 BBB- 3,353,422
2,250 CSC Holdings LLC, 144A 3.375% 2/15/31 BB- 1,622,745
2,000 CSC Holdings LLC, 144A 4.500% 11/15/31 BB- 1,524,244
4,000 DISH Network Corp, 144A 11.750% 11/15/27 Ba3 4,111,320
1,500 Gray Escrow Inc, 144A 5.375% 11/15/31 BB- 1,144,455
2,420 iHeartCommunications Inc, 144A (3) 4.750% 1/15/28 BB- 2,086,790
2,000 iHeartCommunications Inc 6.375% 5/01/26 BB- 1,891,615
2,000 LCPR Senior Secured Financing DAC, 144A 6.750% 10/15/27 BB+ 1,891,860
1,800 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 1,487,770
1,850 Sirius XM Radio Inc, 144A 4.000% 7/15/28 BB 1,635,067
1,350 UPC Broadband Finco BV, 144A 4.875% 7/15/31 BB+ 1,154,405
2,450 UPC Holding BV, 144A 5.500% 1/15/28 B 2,180,500
1,800 Virgin Media Secured Finance PLC, 144A 5.500% 5/15/29 BB+ 1,662,948
2,000 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB 1,655,000
36,720 Total Media 30,986,976
Metals & Mining - 2.9%
2,250 ATI Inc 4.875% 10/01/29 B+ 1,917,965
2,000 First Quantum Minerals Ltd, 144A 6.875% 3/01/26 B+ 1,928,460
3,000 FMG Resources August 2006 Pty Ltd, 144A 5.875% 4/15/30 BB+ 2,809,650
1,750 Freeport-McMoRan Inc 4.125% 3/01/28 Baa3 1,598,415
2,170 Mineral Resources Ltd, 144A 8.500% 5/01/30 BB 2,213,313
1,000 Mineral Resources Ltd, 144A 8.000% 11/01/27 BB 1,027,400
3,145 SunCoke Energy Inc, 144A 4.875% 6/30/29 BB 2,664,239
15,315 Total Metals & Mining 14,159,442
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
1,550 Blackstone Mortgage Trust Inc, 144A 3.750% 1/15/27 Ba2 1,350,599
2,325 Starwood Property Trust Inc, 144A 4.375% 1/15/27 BB+ 2,080,085
750 Starwood Property Trust Inc, 144A 3.750% 12/31/24 BB+ 708,750
4,625 Total Mortgage Real Estate Investment Trusts (REITs) 4,139,434
Multiline Retail - 0.4%
1,300 Macy's Retail Holdings LLC, 144A 6.125% 3/15/32 BBB- 1,154,062
700 Macy's Retail Holdings LLC, 144A 5.875% 4/01/29 BBB- 651,105
2,000 Total Multiline Retail 1,805,167
Oil, Gas & Consumable Fuels - 9.1%
1,835 Antero Midstream Partners LP / Antero Midstream
Finance Corp, 144A
5.375% 6/15/29 BB 1,692,787
935 Ascent Resources Utica Holdings LLC / ARU Finance
Corp, 144A
7.000% 11/01/26 B+ 916,534
2,750 Buckeye Partners LP, 144A 4.500% 3/01/28 BB 2,440,625
2,855 Callon Petroleum Co, 144A 7.500% 6/15/30 B+ 2,716,590
1,710 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
8.125% 1/15/27 B- 1,642,215
1,530 CNX Midstream Partners LP, 144A 4.750% 4/15/30 BB 1,276,010
4,000 Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp, 144A
6.000% 2/01/29 BB 3,690,000
3,250 DT Midstream Inc, 144A 4.125% 6/15/29 BB+ 2,863,575
2,900 Energean Israel Finance Ltd, 144A , Reg S 5.875% 3/30/31 BB- 2,587,042
1,800 Energean Israel Finance Ltd, 144A , Reg S 4.875% 3/30/26 BB- 1,683,303
1,840 EQM Midstream Partners LP, 144A 6.500% 7/01/27 BB 1,784,800

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Oil, Gas & Consumable Fuels (continued)
$ 1,000 Genesis Energy LP / Genesis Energy Finance Corp 6.500% 10/01/25 B $ 962,650
1,625 Genesis Energy LP / Genesis Energy Finance Corp 8.000% 1/15/27 B 1,550,919
575 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 5.750% 2/01/29 BB+ 526,733
2,930 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.000% 2/01/31 BB+ 2,692,172
2,205 Kinetik Holdings LP, 144A 5.875% 6/15/30 BB+ 2,072,060
2,250 Marathon Oil Corp 6.800% 3/15/32 BBB- 2,359,962
2,075 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B 1,874,175
1,500 Occidental Petroleum Corp 8.875% 7/15/30 BB+ 1,719,375
2,250 Ovintiv Inc 7.200% 11/01/31 A- 2,404,147
3,150 Parkland Corp/Canada, 144A 4.625% 5/01/30 BB 2,641,275
1,800 Southwestern Energy Co 4.750% 2/01/32 BB+ 1,573,703
1,500 Sunoco LP / Sunoco Finance Corp 4.500% 5/15/29 BB+ 1,298,831
48,265 Total Oil, Gas & Consumable Fuels 44,969,483
Personal Products - 1.1%
4,050 Coty Inc/HFC Prestige Products Inc/HFC Prestige
International US LLC, 144A
4.750% 1/15/29 BB- 3,604,500
2,350 Kronos Acquisition Holdings Inc / KIK Custom Products
Inc, 144A (3)
7.000% 12/31/27 CCC 1,950,500
6,400 Total Personal Products 5,555,000
Pharmaceuticals - 2.0%
2,250 Horizon Therapeutics USA Inc, 144A 5.500% 8/01/27 Ba2 2,233,125
5,800 ORGANON & CO/ORG, 144A 4.125% 4/30/28 BB 5,219,884
2,600 Teva Pharmaceutical Finance Netherlands III BV 4.750% 5/09/27 Ba2 2,334,851
10,650 Total Pharmaceuticals 9,787,860
Professional Services - 0.3%
1,800 ASGN Inc, 144A 4.625% 5/15/28 BB- 1,606,500
Real Estate Management & Development - 0.9%
2,000 Cushman & Wakefield US Borrower LLC, 144A 6.750% 5/15/28 BB 1,910,181
1,750 Kennedy-Wilson Inc 5.000% 3/01/31 BB 1,380,076
1,675 Kennedy-Wilson Inc 4.750% 3/01/29 BB 1,359,681
5,425 Total Real Estate Management & Development 4,649,938
Road & Rail - 0.2%
1,335 First Student Bidco Inc / First Transit Parent Inc, 144A 4.000% 7/31/29 BB+ 1,108,050
Semiconductors & Semiconductor Equipment - 0.5%
2,750 Entegris Escrow Corp, 144A 4.750% 4/15/29 Baa3 2,488,983
Software - 1.3%
900 Condor Merger Sub Inc, 144A 7.375% 2/15/30 CCC+ 737,380
3,000 Gen Digital Inc, 144A 6.750% 9/30/27 BB+ 3,012,930
3,250 Rocket Software Inc, 144A (3) 6.500% 2/15/29 CCC 2,555,247
7,150 Total Software 6,305,557
Specialty Retail - 2.6%
1,850 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 BB 1,563,041
1,800 Bath & Body Works Inc, 144A 6.625% 10/01/30 BB 1,685,124
1,590 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 BB- 1,329,399
3,275 Michaels Cos Inc, 144A 5.250% 5/01/28 B1 2,398,724
1,175 Michaels Cos Inc, 144A 7.875% 5/01/29 Caa1 694,719
2,800 Staples Inc, 144A (3) 10.750% 4/15/27 CCC+ 2,047,108
3,250 Staples Inc, 144A 7.500% 4/15/26 B 2,899,439
15,740 Total Specialty Retail 12,617,554

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Textiles, Apparel & Luxury Goods - 0.7%
$ 1,850 Crocs Inc, 144A 4.250% 3/15/29 B $ 1,518,214
2,490 Wolverine World Wide Inc, 144A 4.000% 8/15/29 BB- 1,842,600
4,340 Total Textiles, Apparel & Luxury Goods 3,360,814
Thrifts & Mortgage Finance - 0.5%
2,000 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc,
144A
3.625% 3/01/29 Ba1 1,610,000
1,000 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc,
144A
2.875% 10/15/26 Ba1 852,760
3,000 Total Thrifts & Mortgage Finance 2,462,760
Trading Companies & Distributors - 2.1%
2,965 Albion Financing 1 SARL / Aggreko Holdings Inc, 144A 6.125% 10/15/26 BB+ 2,628,621
2,000 Albion Financing 2SARL, 144A 8.750% 4/15/27 BB- 1,699,769
2,000 H&E Equipment Services Inc, 144A 3.875% 12/15/28 BB- 1,729,580
2,000 United Rentals North America Inc, 144A 6.000% 12/15/29 BBB- 2,010,000
2,000 WESCO Distribution Inc, 144A 7.250% 6/15/28 BB 2,026,100
10,965 Total Trading Companies & Distributors 10,094,070
Wireless Telecommunication Services - 1.1%
5,000 Sprint LLC 7.625% 3/01/26 Baa3 5,258,660
$ 469,305 Total Corporate Bonds (cost $448,467,231) 417,364,372
Principal
Amount (000) Description (1) Coupon (5)
Reference
Rate (5) Spread (5) Maturity (6) Ratings (2) Value
X 27,584,475 VARIABLE RATE SENIOR LOAN INTERESTS - 5.6% (5)
X 27,584,475
Beverages - 0.3%
$ 1,658 Triton Water Holdings, Inc,
Term Loan
7.174% 3-Month LIBOR 3.500% 3/31/28 B1 $ 1,537,283
Communications Equipment - 0.4%
1,841 CommScope, Inc., Term
Loan B
7.321% 1-Month LIBOR 3.250% 4/04/26 B1 1,774,659
Diversified Consumer Services - 0.3%
1,414 Spin Holdco Inc., Term Loan 7.144% 3-Month LIBOR 4.000% 3/04/28 B- 1,270,276
Diversified Telecommunication Services - 0.3%
1,741 Cyxtera DC Holdings, Inc.,
Term Loan B
7.360% 3-Month LIBOR 3.000% 5/01/24 B 1,542,953
Health Care Providers & Services - 0.4%
1,995 US Radiology Specialists, Inc.,
Term Loan
8.924% 3-Month LIBOR 5.250% 12/15/27 B- 1,809,159
1,995 Total Health Care Providers & Services 1,809,159
Hotels, Restaurants & Leisure - 0.4%
172 24 Hour Fitness Worldwide,
Inc., Exit Term Loan, (DD1)
16.136% 3-Month LIBOR 14.000% 9/29/26 Caa3 90,066
386 24 Hour Fitness Worldwide,
Inc., Exit Term Loan, (cash
0.220%, PIK 5.000%)
8.642% 3-Month LIBOR 5.000% 12/29/25 CCC- 32,854
1,990 Fertitta Entertainment, LLC,
Term Loan B
8.086% SOFR30A 4.000% 1/27/29 B 1,902,938
2,548 Total Hotels, Restaurants & Leisure 2,025,858

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (5)
Reference
Rate (5) Spread (5) Maturity (6) Ratings (2) Value
Interactive Media & Services - 0.2%
$ 1,055 Getty Images, Inc., Term
Loan B
8.625% 1-Month LIBOR 4.500% 2/19/26 BB- $ 1,051,066
Media - 1.1%
5,477 DirecTV Financing, LLC, Term
Loan
9.071% 1-Month LIBOR 5.000% 8/02/27 BBB- 5,260,271
Personal Products - 0.4%
7,214 Revlon Consumer Products
Corporation, Term Loan B(4)
8.710% 6-Month LIBOR 3.500% 9/07/23 N/R 2,134,417
Professional Services - 0.4%
2,152 Verscend Holding Corp.,
Term Loan B
8.071% 1-Month LIBOR 4.000% 8/27/25 BB- 2,141,140
Software - 1.1%
1,995 McAfee, LLC, Term Loan B 7.636% SOFR30A 3.750% 2/03/29 BB+ 1,901,494
3,500 Open Text Corp, (WI/DD) TBD TBD TBD TBD Ba1 3,407,408
5,495 Total Software 5,308,902
Wireless Telecommunication Services - 0.3%
1,741 GOGO Intermediate
Holdings LLC, Term Loan B
8.165% 3-Month LIBOR 3.750% 4/30/28 B+ 1,728,491
$ 34,331 Total Variable Rate Senior Loan Interests (cost $33,396,685) 27,584,475
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 6,703,216 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 1.4%
X 6,703,216
Automobiles - 0.1%
$ 625 General Motors Financial Co Inc 5.700% N/A (7) BB+ $ 540,625
Electric Utilities - 0.5%
2,725 Edison International 5.375% N/A (7) BB+ 2,314,860
Independent Power Producers & Energy Traders - 0.3%
1,800 Vistra Corp, 144A 7.000% N/A (7) Ba3 1,609,963
Oil, Gas & Consumable Fuels - 0.5%
2,600 Energy Transfer LP 6.500% N/A (7) BB 2,237,768
$ 7,750 Total $1,000 Par (or similar) Institutional Preferred (cost $7,625,633) 6,703,216
Shares Description (1) Value
X 3,102,931 COMMON STOCKS - 0.6%
X 3,102,931
Hotels, Restaurants & Leisure - 0.0%
182,331 24 Hour Fitness Worldwide Inc (8) $ 1,459
86,730 24 Hour Fitness Worldwide Inc (8) 5,464
Total Hotels, Restaurants & Leisure 6,923
Independent Power and Renewable Electricity Producers - 0.6%
38,861 Energy Harbor Corp (8) 3,082,960
Internet & Direct Marketing Retail - 0.0%
652 Catalina Marketing Corp (8) 114

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value
Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 0.0%
607 TNT Crane and Rigging Inc (8) $ 12,934
Total Common Stocks (cost $3,655,505) 3,102,931
Shares Description (1) Value
X 2,352,288 WARRANTS - 0.5%
X 2,352,288
Energy Equipment & Services - 0.5%
13,860 Quarternorth Energy Holding Inc $ 1,889,575
36,435 Quarternorth Energy Holding Inc 273,263
18,918 Quarternorth Energy Holding Inc 189,180
Total Energy Equipment & Services 2,352,018
Software - 0.0%
45,063 Avaya Holdings Corp 270
Total Warrants (cost $5,005,088) 2,352,288
Total Long-Term Investments (cost $498,150,142) 457,107,282
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   2.0%
9,960,007 MONEY MARKET FUNDS - 2.0%
X 9,960,007
9,960,007 State Street Navigator Securities Lending Government
Money Market Portfolio (9)
3.860%(10) $ 9,960,007
Total Investments Purchased with Collateral from Securities Lending (cost $9,960,007) 9,960,007
Shares Description (1) Coupon Value
SHORT-TERM INVESTMENTS -  4.1%
19,996,273 INVESTMENT COMPANIES - 4.1%
19,996,273
19,996,273 BlackRock Liquidity Funds T-Fund Portfolio 3.591%(11) $ 19,996,273
Total Investment Companies (cost $19,996,273) 19,996,273
Total Short-Term Investments (cost $19,996,273) 19,996,273
Total Investments (cost $ 528,106,422 ) - 99 .1% 487,063,562
Other Assets Less Liabilities -  0.9% 4,540,811
Net Assets - 100% $ 491,604,373

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 417,364,372 $ – $ 417,364,372
Variable Rate Senior Loan Interests – 27,584,475 – 27,584,475
$1,000 Par (or similar) Institutional
Preferred – 6,703,216 – 6,703,216
Common Stocks 12,934 3,089,997 – 3,102,931
Warrants – 2,352,288 – 2,352,288
Investments Purchased with Collateral from
Securities Lending 9,960,007 – – 9,960,007
Short-Term Investments:
Investment Companies 19,996,273 – – 19,996,273
Total
$ 29,969,214 $ 457,094,348 $ – $ 487,063,562
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $9,584,635.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(6) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(7) Perpetual security. Maturity date is not applicable.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(9) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(10) The rate shown is the one-day yield as of the end of the reporting period.
(11) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
SOFR
30A 30 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
WI/DD Purchased on a when-issued or delayed delivery basis.